Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand	$ 12,874	$ 16,413
Bank deposits	21,013,228	26,034,043
Cash and cash equivalents	$ 21,026,103	$ 26,050,456	$ 24,576,341	$ 21,214,080